Condensed Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member]	Preferred Stock [Member] Previously Reported [Member]	Common Stock [Member]	Common Stock [Member] Previously Reported [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Previously Reported [Member]	Retained Earnings [Member]	Retained Earnings [Member] Previously Reported [Member]	Total	Previously Reported [Member]
Balance at Dec. 31, 2020				$ 1,604			$ 1,337,556		$ (894,416)	$ 444,744
Balance, shares at Dec. 31, 2020			16,035,837
Stock-based compensation							18,750			18,750
Net income (loss)									(676,038)	(676,038)
Option and warrant exercises				9			34,991			35,000
Option and warrant exercises, shares			94,535
Stock issued in conversion of accounts payable and loans payable				66			37,371			37,437
Stock issued in conversion of accounts payable and loans payable, shares			656,613
Stock issued in accounts payable conversion through warrant exercise				26			99,974			100,000
Stock issued in accounts payable conversion through warrant exercise, shares			270,100
Balance, shares at Dec. 31, 2021
Net income (loss)										(676,038)
Balance at Dec. 31, 2022			$ 1,705	1,705		$ 1,528,642	1,528,642	$ (1,570,454)	(1,570,454)	(40,107)
Balance, shares at Dec. 31, 2022			17,057,085		17,057,085
Warrant exercises			$ 8			29,992				30,000
Warrant exercises, shares					81,030
Stock-based compensation						2,442,701				2,442,701
Net income (loss)								(2,637,956)		(2,637,956)
Stock issued in conversion of convertible notes			14			49,986				50,000
Stock issued in conversion of convertible notes, shares					135,050
Balance at Mar. 31, 2023			1,727			4,051,321		(4,208,410)		(155,362)
Balance, shares at Mar. 31, 2023					17,273,165
Balance at Dec. 31, 2022			$ 1,705	1,705		1,528,642	1,528,642	(1,570,454)	(1,570,454)	(40,107)
Balance, shares at Dec. 31, 2022			17,057,085		17,057,085
Stock issued for DM Lab APA, shares			4,325,043
Stock-based compensation							4,940,113			4,940,113
Net income (loss)									(11,731,266)	(11,731,266)
Stock issued in conversion of convertible notes				83			3,074,917			3,075,000
Stock issued in conversion of convertible notes, shares			830,547
Option and warrant exercises				20			60,918			60,938
Option and warrant exercises, shares			202,575								67,525
Stock issued in conversion of accounts payable and loans payable				24			432,939			432,963
Stock issued in conversion of accounts payable and loans payable, shares			238,488
Stock issued for DM Lab APA				433			16,012,317			16,012,750
Vesting of early exercised options							14,062			14,062
Sale of common stock, net of issuance costs				62			4,929,938			4,930,000
Sale of common stock, net of issuance costs, shares			616,666
Balance at Dec. 31, 2023			$ 2,327	$ 2,327		30,993,846	$ 30,993,846	(13,301,720)	$ (13,301,720)	17,694,453
Balance, shares at Dec. 31, 2023			23,270,404		23,270,404
Stock issued to DHC shareholders in reverse recapitalization			$ 789			(10,722,277)				(10,721,488)
Stock issued to DHC shareholders in reverse recapitalization, shares					7,885,220
Issuance of common stock pursuant to Reseller Agreement			$ 175			$ 13,474,825				$ 13,475,000
Issuance of common stock pursuant to Reseller Agreement, shares					1,750,000
Stock issued for DM Lab APA, shares			65		645,917	6,324,935				6,325,000
Warrant exercises			$ 4			$ 15,260				$ 15,264
Warrant exercises, shares					40,514
Stock-based compensation						698,705				698,705
Net income (loss)								(6,884,409)		(6,884,409)
Balance at Mar. 31, 2024			$ 3,360			$ 40,785,294		$ (20,186,129)		$ 20,602,525
Balance, shares at Mar. 31, 2024					33,592,055